Share-Based Compensation - Summary of Changes in Stock Options (Details) - Stock Options [Member] $ / shares in Units, $ in Millions	12 Months Ended
Sep. 30, 2018 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding | shares	5,866,127
Exercised | shares	(1,582,313)
Expired | shares	(5,819)
Forfeited | shares	(24,341)
Outstanding | shares	4,253,654
Exercisable at September 30, 2018 | shares	3,845,523
Vested and expected to vest at September 30, 2018 | shares	4,251,748
Weighted Average Exercise Price, Outstanding | $ / shares	$ 30.51
Weighted Average Exercise Price, Exercised | $ / shares	21.73
Weighted Average Exercise Price, Expired | $ / shares	37.17
Weighted Average Exercise Price, Forfeited | $ / shares	32.13
Weighted Average Exercise Price, outstanding, end of period | $ / shares	33.75
Weighted Average Exercise Price, exercisable at end of period | $ / shares	34.17
Stock Options, Vested and expected to vest at September 30, 2018 | $ / shares	$ 33.75
Weighted Average Remaining Contractual Term (in years), Outstanding	4 years 3 months 18 days
Weighted Average Remaining Contractual Term (in years), Exercisable at September 30, 2018	4 years
Weighted Average Remaining Contractual Term (in years), Vested and expected to vest at September 30, 2018	4 years 3 months 18 days
Aggregate Intrinsic Value, Outstanding | $	$ 85.8
Aggregate Intrinsic Value, Exercisable at September 30, 2018 | $	76.1
Aggregate Intrinsic Value,, Vested and expected to vest at September 30, 2018 | $	$ 85.7